Commitment and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2012 Director Shareholder	Dec. 31, 2012 Agreement	Dec. 31, 2011	Dec. 31, 2010
Commitment and Contingencies (Textual) [Abstract]
Rent expense, including real estate taxes		$ 1,596,000	$ 1,582,000	$ 1,531,000
Cash restricted for a security deposit		311,000
Annual minimum payments due		35,000
Renewal option under lease, Description		One five-year renewal option exercisable by the Company
Number of license agreements		6
Future minimum commitments under agreement, 2013		549,000
Future minimum commitments under agreement, 2014		549,000
Future minimum commitments under agreement, 2015		440,000
Directors consulting fees		1,000	32,000	53,000
Common stock in lieu of director board and committee fees		$ 1,000	$ 38,000	$ 6,000
Number of directors managing investment decision	2
Number of shareholder managing investment decision	1